Property and Equipment - Schedule of Property and Equipment (Details) - Staffing 360 Solutions, Inc. [Member] - USD ($) $ in Thousands	Sep. 28, 2024	Dec. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Total property and equipment, gross		$ 2,522	$ 2,765
Accumulated depreciation		(1,986)	(2,294)
Total property and equipment, net	$ 411	536	471
Computer Software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross		92	92
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross		1,307	1,557
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross		96	96
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross		883	876
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross		$ 144	$ 144